Income Taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accounts Receivable Clients - not delivered FOB	$ 1,260	$ 518
Accounts Receivable Clients - POC	2,452	849
Depreciation	1,542	465
Financials Liabilities	5
Provision Inventory obsolescence	114	489
Total deferred tax assets	5,373	2,321
Deferred tax liabilities:
Inventory - not delivered FOB	984	405
Accounts Receivable Clients - POC	6,325	4,706
Depreciation	485	565
Financials Liabilities	0	78
Provision Accounts Receivable	622	944
Total deferred tax liabilities	8,416	6,698
Net deferred tax liability	$ 3,043	$ 4,377